26) Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Investment book value		R$ 7,386,840		R$ 7,635,612	[1]	R$ 8,125,799
Equity in net income (loss)		444,858		1,201,082	[1]	1,680,375
Associates and joint ventures current assets		87,474,862		100,298,361	[1]	84,682,829
Associates and joint ventures non - current assets		28,489,718		30,659,441	[1]	31,407,773
Associates and joint ventures current liabilities		76,362,664		92,988,191	[1]	74,148,165
Associates and joint ventures non - current liabilities		18,070,090		14,781,772	[1]	16,508,545
Revenue	[2]	19,072,186		24,134,248	[1]	21,487,052
Associates and joint ventures net income (loss) for the year		R$ 781,427		R$ 4,092,211	[1]	R$ 5,528,912
Cielo S.A. [Member]
Statement Line Items [Line Items]
Equity interest		30.06%	[3]	30.06%	[4]	30.06%	[5]
Shareholding interest with voting rights		30.06%	[3]	30.06%	[4]	30.06%	[5]
Investment book value		R$ 3,885,336	[3]	R$ 4,012,423	[4]	R$ 4,679,589	[5]
Equity in net income (loss)		(157,556)	[3]	475,194	[4]	1,011,125	[5]
Associates and joint ventures current assets		75,507,836	[3]	80,584,265	[4]	65,967,300	[5]
Associates and joint ventures non - current assets		16,299,562	[3]	13,924,371	[4]	16,595,791	[5]
Associates and joint ventures current liabilities		66,942,947	[3]	74,467,296	[4]	56,802,838	[5]
Associates and joint ventures non - current liabilities		10,806,367	[3]	8,648,722	[4]	10,890,157	[5]
Revenue	[2]	11,186,013	[3]	5,300,681	[4]	1,883,033	[5]
Associates and joint ventures net income (loss) for the year		R$ (347,338)	[3]	R$ 1,583,827	[4]	R$ 3,341,909	[5]
IRB - Brasil Resseguros S.A. [Member]
Statement Line Items [Line Items]
Equity interest			[6]	15.23%	[6],[7]	15.23%	[7],[8]
Shareholding interest with voting rights			[6]	15.23%	[6],[7]	15.23%	[7],[8]
Investment book value			[6]	R$ 668,833	[6],[7]	R$ 606,161	[7],[8]
Equity in net income (loss)		53,454	[6]	225,137	[6],[7]	174,277	[7],[8]
Associates and joint ventures current assets			[6]	10,900,366	[6],[7]	10,265,219	[7],[8]
Associates and joint ventures non - current assets			[6]	6,029,558	[6],[7]	5,417,377	[7],[8]
Associates and joint ventures current liabilities			[6]	11,222,870	[6],[7]	10,845,420	[7],[8]
Associates and joint ventures non - current liabilities			[6]	1,334,052	[6],[7]	873,938	[7],[8]
Revenue	[2]		[6]	7,842,177	[6],[7]	7,036,160	[7],[8]
Associates and joint ventures net income (loss) for the year			[6]	R$ 1,472,003	[6],[7]	R$ 1,139,542	[7],[8]
Fleury S.A. [Member]
Statement Line Items [Line Items]
Equity interest	[8],[9]	22.47%		16.28%		16.28%
Shareholding interest with voting rights	[8],[9]	22.47%		16.28%		16.28%
Investment book value	[8],[9]	R$ 1,206,372		R$ 703,401		R$ 699,927
Equity in net income (loss)	[8],[9]	42,158		37,312		38,805
Associates and joint ventures current assets	[8],[9]	1,990,891		990,578		1,510,304
Associates and joint ventures non - current assets	[8],[9]	3,632,868		3,707,962		2,482,580
Associates and joint ventures current liabilities	[8],[9]	1,201,313		685,626		640,899
Associates and joint ventures non - current liabilities	[8],[9]	2,622,634		2,210,530		1,570,942
Revenue	[2],[8],[9]	2,930,975		3,047,851		2,642,751
Associates and joint ventures net income (loss) for the year	[8],[9]	R$ 220,692		R$ 327,279		R$ 238,558
Aquarius Participacoes S.A. [Member]
Statement Line Items [Line Items]
Equity interest				49.00%		49.00%	[10]
Shareholding interest with voting rights				49.00%		49.00%	[10]
Investment book value				R$ 44,535		R$ 43,030	[10]
Equity in net income (loss)				12,155		130,769	[10]
Associates and joint ventures current assets				914		19,096	[10]
Associates and joint ventures non - current assets				90,013		86,626	[10]
Associates and joint ventures current liabilities				39		17,907	[10]
Associates and joint ventures non - current liabilities							[10]
Revenue	[2]						[10]
Associates and joint ventures net income (loss) for the year				R$ 24,805		R$ 266,876	[10]
Haitong Banco de Investimento do Brasil S.A. [Member]
Statement Line Items [Line Items]
Equity interest		20.00%		20.00%		20.00%
Shareholding interest with voting rights		20.00%		20.00%		20.00%
Investment book value		R$ 106,085		R$ 104,420		R$ 100,597
Equity in net income (loss)		4,384		3,824		602
Associates and joint ventures current assets		5,492,157		2,769,583		2,587,712
Associates and joint ventures non - current assets		1,410,680		1,501,644		1,503,374
Associates and joint ventures current liabilities		4,265,660		3,018,405		2,210,690
Associates and joint ventures non - current liabilities		2,107,953		732,665		1,880,396
Revenue	[2]	1,070,232		3,933,691		6,362,896
Associates and joint ventures net income (loss) for the year		R$ 20,221		R$ 16,642		R$ 3,010
Cia. Brasileira de Gestao e Servicos S.A. [Member]
Statement Line Items [Line Items]
Equity interest		41.85%		41.85%		41.85%	[8]
Shareholding interest with voting rights		41.85%		41.85%		41.85%	[8]
Investment book value		R$ 130,641		R$ 135,005		R$ 127,677	[8]
Equity in net income (loss)		(2,196)		9,328		8,895	[8]
Associates and joint ventures current assets		207,631		245,624		230,503	[8]
Associates and joint ventures non - current assets		136,107		106,351		100,052	[8]
Associates and joint ventures current liabilities		25,451		25,873		22,207	[8]
Associates and joint ventures non - current liabilities		6,112		3,491		3,258	[8]
Revenue	[2]	154,225		188,407		174,816	[8]
Associates and joint ventures net income (loss) for the year		R$ (5,248)		R$ 22,550		R$ 21,254	[8]
NCR Brasil Industria de Equipamentos para Automacao S.A. [Member]
Statement Line Items [Line Items]
Equity interest					[11]	49.00%	[8]
Shareholding interest with voting rights					[11]	49.00%	[8]
Investment book value					[11]	R$ 52,571	[8]
Equity in net income (loss)					[11]	6,689	[8]
Associates and joint ventures current assets					[11]	305,278	[8]
Associates and joint ventures non - current assets					[11]	30,249	[8]
Associates and joint ventures current liabilities					[11]	207,894	[8]
Associates and joint ventures non - current liabilities					[11]		[8]
Revenue	[2]				[11]	9,601	[8]
Associates and joint ventures net income (loss) for the year					[11]	R$ 13,651	[8]
Tecnologia Bancaria S.A. [Member]
Statement Line Items [Line Items]
Equity interest	[8]	24.32%		24.32%		24.32%
Shareholding interest with voting rights	[8]	24.32%		24.32%		24.32%
Investment book value	[8]	R$ 166,044		R$ 130,759		R$ 115,433
Equity in net income (loss)	[8]	35,285		15,327		(8,492)
Associates and joint ventures current assets	[8]	685,459		561,182		471,119
Associates and joint ventures non - current assets	[8]	1,796,631		1,646,932		1,488,542
Associates and joint ventures current liabilities	[8]	716,566		448,857		511,883
Associates and joint ventures non - current liabilities	[8]	1,089,234		1,256,342		1,035,574
Revenue	[2],[8]	2,680,429		2,478,999		2,225,362
Associates and joint ventures net income (loss) for the year	[8]	R$ 130,596		R$ 44,698		R$ (34,918)
Swiss Re Corporate Solutions Brasil [Member]
Statement Line Items [Line Items]
Equity interest	[8]	40.00%		40.00%		40.00%	[12]
Shareholding interest with voting rights	[8]	40.00%		40.00%		40.00%	[12]
Investment book value	[8]	R$ 332,244		R$ 345,825		R$ 345,036	[12]
Equity in net income (loss)	[8]	(2,651)		9,056		(10,998)	[12]
Associates and joint ventures current assets	[8]	2,499,009		2,206,395		2,110,050	[12]
Associates and joint ventures non - current assets	[8]	1,446,089		1,487,009		1,479,827	[12]
Associates and joint ventures current liabilities	[8]	2,809,293		2,522,673		2,509,280	[12]
Associates and joint ventures non - current liabilities	[8]	305,194		317,259		246,060	[12]
Revenue	[2],[8]	991,491		1,167,924		973,422	[12]
Associates and joint ventures net income (loss) for the year	[8]	R$ (6,627)		R$ 22,641		R$ (27,494)	[12]
Gestora de Inteligencia de Credito S.A. [Member]
Statement Line Items [Line Items]
Equity interest	[8]	20.00%		20.00%		20.00%
Shareholding interest with voting rights	[8]	20.00%		20.00%		20.00%
Investment book value	[8]	R$ 28,680		R$ 47,744		R$ 59,098
Equity in net income (loss)	[8]	(19,064)		(11,354)		(6,466)
Associates and joint ventures current assets	[8]	199,844		202,904		165,299
Associates and joint ventures non - current assets	[8]	1,063,455		323,845		173,083
Associates and joint ventures current liabilities	[8]	138,933		38,512		42,894
Associates and joint ventures non - current liabilities	[8]	980,967		249,519
Revenue	[2],[8]	40,598		17		13,726
Associates and joint ventures net income (loss) for the year	[8]	(95,260)		R$ (73,143)		R$ (32,330)
Other [Member]
Statement Line Items [Line Items]
Equity interest	[8]
Shareholding interest with voting rights	[8]
Investment book value	[8]	96,001		R$ 54,021		R$ 35,083
Equity in net income (loss)	[8]	52,811		98,959		33,788
Associates and joint ventures current assets	[8]
Associates and joint ventures non - current assets	[8]
Associates and joint ventures current liabilities	[8]
Associates and joint ventures non - current liabilities	[8]
Revenue	[2],[8]
Associates and joint ventures net income (loss) for the year	[8]
Total investments in associates [Member]
Statement Line Items [Line Items]
Investment book value		5,951,403		6,246,966		6,864,202
Equity in net income (loss)		6,625		874,938		1,378,994
Associates and joint ventures current assets		86,582,827		98,461,811		83,631,880
Associates and joint ventures non - current assets		25,785,392		28,817,685		29,357,501
Associates and joint ventures current liabilities		76,100,163		92,430,151		73,811,912
Associates and joint ventures non - current liabilities		17,918,461		14,752,580		16,500,325
Revenue	[2]	19,053,963		23,959,747		21,321,767
Associates and joint ventures net income (loss) for the year		R$ (82,964)		R$ 3,441,302		R$ 4,930,058
Elo Participacoes Ltda. [Member]
Statement Line Items [Line Items]
Equity interest		50.01%	[13]	50.01%	[14]	50.01%	[15]
Shareholding interest with voting rights		50.01%	[13]	50.01%	[14]	50.01%	[15]
Investment book value		R$ 1,435,437	[13]	R$ 1,338,973	[14]	R$ 1,191,343	[15]
Equity in net income (loss)		434,313	[13]	314,644	[14]	288,938	[15]
Associates and joint ventures current assets		892,035	[13]	1,385,306	[14]	718,623	[15]
Associates and joint ventures non - current assets		2,704,326	[13]	1,835,595	[14]	1,981,596	[15]
Associates and joint ventures current liabilities		262,501	[13]	199,891	[14]	170,683	[15]
Associates and joint ventures non - current liabilities		151,629	[13]	29,192	[14]	8,220	[15]
Revenue	[2]	18,223	[13]	38,605	[14]	28,938	[15]
Associates and joint ventures net income (loss) for the year		R$ 864,391	[13]	R$ 627,367	[14]	R$ 573,968	[15]
Crediare S.A. - Credito, Financiamento e Investimento [Member]
Statement Line Items [Line Items]
Equity interest			[16]	50.00%		50.00%
Shareholding interest with voting rights			[16]	50.00%		50.00%
Investment book value			[16]	R$ 49,673		R$ 70,254
Equity in net income (loss)		3,920	[16]	11,482		12,473
Associates and joint ventures current assets			[16]	448,568		330,042
Associates and joint ventures non - current assets			[16]	4,738		66,980
Associates and joint ventures current liabilities			[16]	353,962		161,458
Associates and joint ventures non - current liabilities			[16]
Revenue	[2]		[16]	135,746		136,193
Associates and joint ventures net income (loss) for the year			[16]	R$ 23,498		R$ 24,946
MPO - Processadora de Pagamentos Moveis S.A. [Member]
Statement Line Items [Line Items]
Equity interest			[17]	100.00%	[18]	50.00%
Shareholding interest with voting rights			[17]	100.00%	[18]	50.00%
Investment book value			[17]		[18]
Equity in net income (loss)			[17]	18	[18]	(30)
Associates and joint ventures current assets			[17]	2,676	[18]	2,284
Associates and joint ventures non - current assets			[17]	1,423	[18]	1,696
Associates and joint ventures current liabilities			[17]	4,187	[18]	4,112
Associates and joint ventures non - current liabilities			[17]		[18]
Revenue	[2]		[17]	150	[18]	154
Associates and joint ventures net income (loss) for the year			[17]	44	[18]	(60)
Total investments in joint ventures [Member]
Statement Line Items [Line Items]
Investment book value		1,435,437		1,388,646		1,261,597
Equity in net income (loss)		438,233		326,144		301,381
Associates and joint ventures current assets		892,035		1,836,550		1,050,949
Associates and joint ventures non - current assets		2,704,326		1,841,756		2,050,272
Associates and joint ventures current liabilities		262,501		558,040		336,253
Associates and joint ventures non - current liabilities		151,629		29,192		8,220
Revenue	[2]	18,223		174,501		165,285
Associates and joint ventures net income (loss) for the year		R$ 864,391		R$ 650,909		R$ 598,854

[1]	In 2019, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$727,235 thousand.
[2]	Income from financial intermediation or fee and commission;
[3]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2020, the Organization received R$20,797 thousand of dividends and interest on shareholders' equity of this investment. In its financial statements, Cielo S.A. presented R$51,779 thousand of other comprehensive income;
[4]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2019, the Organization received R$448,291 thousand of dividends and interest on shareholders equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;
[5]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2018, the Organization received R$1.204.069 thousand of dividends and interest on shareholders equity of this investment. In its financial statements, Cielo S.A. presented R$6,948 thousand of other comprehensive income;
[6]	Equity method discontinued after the loss of significant influence resulting from the resignation of the chair on the institution's board of directors, in April 2020, being classified as marketable securities in the category at fair value through other comprehensive income;
[7]	Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;
[8]	Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;
[9]	Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;
[10]	In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participacoes S.A.;
[11]	In 2019, there was the divestiture of the company NCR Brasil Industria de Equipamentos para Automacao S.A.;
[12]	In 2018, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$107,000 thousand;
[13]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2020, the Organization received R$228,125 thousand of dividends from this investment;
[14]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2019, the Organization received R$72,215 thousand of dividends from this investment. In its financial statements, Elo Participacoes S.A. presented R$22 thousand of other comprehensive income;
[15]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2018, the Organization received R$38,278 thousand of dividends from this investment. In its financial statements, Elo Participacoes S.A. presented R$44 thousand of other comprehensive income.
[16]	Company sold in July 2020;
[17]	Company merged in November 2020;
[18]	In December 2019, we began to consolidate the company MPO - Processadora de Pagamentos Moveis S.A., after the shareholding acquisition;